Liabilities Presented at Fair Value	6 Months Ended
Jun. 30, 2020
Liabilities Presented At Fair Value [Abstract]
LIABILITIES PRESENTED AT FAIR VALUE
NOTE 4:-	LIABILITIES PRESENTED AT FAIR VALUE

a.	Warrants to purchase Company's shares:

The Company measured the fair value of the warrants by using the Option Pricing Method utilized in a Black- Scholes simulation model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected time until liquidation. Expected volatility was calculated based upon historical volatilities of similar entities in the related sector index. The expected time until liquidation is the maximum contractual term of the warrants. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

	June 30,		December 31,
	2020	2019	2019
	Unaudited

Risk-free interest rate	0.2%	1.71%	1.7%
Expected volatility	76%	80%	80%
Expected life (in years)	2	3	2.5
Expected dividend yield	0	0	0

b.	Changes in the fair value of warrants classified as Level 3 in the fair value hierarchy:

Fair value of financial derivatives

Balance at January 1, 2020	$5,221

Revaluation of financial derivatives	(670)

Balance at June 30, 2020 (unaudited)	$4,551